Exceptions Report: 12/16/2025
Loan Information									Exception Information					Initial Overall Grades	Final Overall Grades	Event Level
Loan Number	Property State	Purpose	Occupancy	Property Type	DTI	FICO	LTV	Note Original Balance	Exception Note	Exception General Comment	Comments	Condition	Exception Status	DBRS	DBRS	Grade
107324	XXXXXXXXX	Purchase	Owner Occupied	PUD	48.20	687	85.00%	XXXXXXXXX	Other - This loan failed the charges that cannot increase
test. The Initial LE XXXX reflects the Origination Fee as
$XXXX  however the final CD XXXX reflects the comparable
fee as $XXXX for an increase of $XXXX. A change of
circumstance was in the file dated XXXX but the increase
for the Origination Fee was not included. The
Reimbursement provided for $XXXX was not enough to
cover the tolerance of $XXXX

Income - According to the underwriting guidelines, a
signed 4506-C is required for all standard document credit
files.  In this case the signed 4506-C for borrower XXXX,
XXXX (aka XXXX) is missing from the loan file.
										Other - 11/15/2023: The loan cancellation document does not clear the condition. The Origination Fee on the final CD is $XXXX and a change of circumstance for this fee was not included in the file. 11/29/2023: The revised CD dated XXXX reflects the Origination Fee as $XXXX, however the final CD has the fee as $XXXX. No COC for the increase was included in the loan file. 12/07/23: Documentation provided to cure. Income - 10/30/23: Documentation provided to cure.		No	Cleared Exception	C	A	1
1